Other Payables And Accrued Expenses (Details) - USD ($)		Dec. 31, 2017	Dec. 31, 2016
Accrued Liabilities [Abstract]
Payroll and related expenses		$ 190,028,000	$ 187,051,000
Provision for warranty and cost		203,632,000	250,212,000
Provision for Vendors on Accrued Expenses		46,773,000	55,379,000
Provision for vacation pay		52,891,000	46,878,000
Provision for losses on long-term contracts	[1]	24,088,000	39,835,000
Provision for income tax, net of advances		23,453,000	33,541,000
Provision for royalties		36,941,000	34,330,000
Other income tax liabilities		4,954,000	9,762,000
Value added tax (“VAT”) payable		21,510,000	6,433,000
Derivative instruments		12,200,000	5,429,000
Purchase obligation		14,159,000	0
Other	[2]	204,765,000	159,866,000
Other payables and accrued expenses		835,394,000	828,716,000
Long term vacation		$ 30,813	27,696
Provision in related to cessation program with foreign customer			$ 4,586,000

[1]	Includes a provision of $4,586 as of December 31, 2016, related to the cessation of a program with a foreign customer. During 2017, the Company recorded a reversal of reserve which offset COR related to the cessation of the program.
[2]	Includes provisions for estimated future costs in respect of (1) penalties and the probable loss from claims (legal or unasserted) in the ordinary course of business (e.g. damages caused by the items sold and claims as to the specific products ordered), and (2) unbilled services of certain third parties.